Related parties - Transactions And Balances With Associated Company Except Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Interest income	$ 4,696,241,574	$ 6,933,449,775	$ 4,267,782,358
Fee and commission income	548,839,620	553,863,559	537,969,789
Interest expense	(1,767,275,340)	(3,389,943,816)	(1,970,167,737)
Fee and commission expense	(266,256,295)	(251,270,573)	(220,994,595)
Gains (Losses) on financial assets and liabilities at fair value through profit or loss, net	152,692,993	(45,061,608)	101,054,719
Exchange differences, net	54,636,460	457,541,435	54,772,068
Other operating income	142,790,472	146,440,914	143,506,300
Other operating expenses	(491,172,138)	(571,855,776)	(418,543,458)
Subsidiaries, Associates, And Joint Ventures
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Interest income	53,916,589	67,852,231	44,920,120
Fee and commission income	15,020,713	10,307,386	10,627,037
Interest expense	(3,337,615)	(10,823,638)	(2,811,381)
Fee and commission expense	(6,566,737)	(7,750,847)	(1,073,806)
Gains (Losses) on financial assets and liabilities at fair value through profit or loss, net	1,033,237	329,316	694,299
Exchange differences, net	23,584	2,877	0
Other operating income	4,971,171	5,764,801	6,213,396
Other administrative expenses	(396,535)	(1,920,484)	207,656
Other operating expenses	(415)	0	$ 0
Loans and advances
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with subsidiaries, associates, and joint ventures	116,885,234	59,992,599
Derivatives (Assets)
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with subsidiaries, associates, and joint ventures	593,293	0
Other financial assets
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with subsidiaries, associates, and joint ventures	2,959,252	954,173
Deposits
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with subsidiaries, associates, and joint ventures	39,662,467	31,143,439
Other liabilities
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with subsidiaries, associates, and joint ventures	1,679,936	2,883,532
Securities in custody
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with subsidiaries, associates, and joint ventures	22,764,296	46,334,059
Guarantees received
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with subsidiaries, associates, and joint ventures	167,855	0
Guarantees granted
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with subsidiaries, associates, and joint ventures	$ 167,855	$ 610,825